Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2021	$ 22,941	$ 32,044,335	$ (23,844,671)	$ 135,567	$ 8,358,172
Beginning Balance, Shares at Mar. 31, 2021	22,941,157
Issuance of common shares, net of costs of $50,765	$ 773	3,067,254			3,068,027
Issuance of common shares, net of costs, shares	772,524
Exercise of warrants	$ 367	2,963,291			2,963,658
Exercise of warrants, Shares	366,892
Restricted shares issued as stock-based compensation	$ 22	87,366			87,388
Restricted shares issued as stock-based compensation, Shares	22,293
Options issued to directors		133,529			133,529
Foreign currency translation adjustment				(257,885)	(257,885)
Net loss			(13,886,805)		(13,886,805)
Ending balance, value at Mar. 31, 2022	$ 24,103	38,295,775	(37,731,476)	(122,318)	466,084
Ending Balance, Shares at Mar. 31, 2022	24,102,866
Issuance of common shares, net of costs	$ 4,796	7,651,602			7,656,398
Issuance of common shares, net of costs, shares	4,796,536
Fair value of warrant liability recognized in connection with issuance of common shares		(4,956,000)			(4,956,000)
Foreign currency translation adjustment				(836,946)	(836,946)
Net loss			(14,143,735)		(14,143,735)
Ending balance, value at Mar. 31, 2023	$ 28,899	$ 40,991,377	$ (51,875,211)	$ (959,263)	$ (11,814,198)
Ending Balance, Shares at Mar. 31, 2023	28,899,402